SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
Retirement Benefits [Abstract]
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

On January 1, 2025, an employee was granted 20,000 restricted ordinary shares in connection with sales activities in North America. The restricted shares are subject to a two-year service period commencing on January 1, 2025. Under the terms of the agreement, 10,000 shares will be granted annually during the service period, and each tranche is subject to a six-month lock-up restriction upon issuance. On October 16, 2025, the company issued 10,000 of these restricted shares, representing the first annual tranche, which became subject to the six-month lock-up restriction from that issuance date. If the employee terminates services during the vesting period, the employee will automatically forfeit the restricted shares that are not vested as of the date of termination of the services. For the six months period ended June 30, 2025 and 2026, the Company recorded US$44,400 and US$44,400 compensation expense, respectively.

On April 30, 2025, an external consultant was granted 1,800,000 restricted ordinary shares in consideration for strategic advisory services. Pursuant to the service agreement, all of the shares were issued on June 20, 2025 and are subject to a six-month lock-up restriction. The grant is subject to a two-year service period commencing on April 30, 2025. On August 28, 2025, the Company and the external consultant entered into a supplemental amendment agreement, pursuant to which the service period was extended to five years, ending on April 29, 2030. For the six months period ended June 30, 2025 and 2026, the Company recorded US$628,500 and US$673,393 compensation expense, respectively.

On June 3, 2025, an employee was granted 10,000 restricted ordinary shares for services related to sales expansion in certain regions of China. The restricted shares are subject to a one-year service period commencing on June 3, 2025, and vesting is conditional upon the achievement of the agreed-upon annual sales performance target. Upon issuance, the shares will be subject to a twelve-month lock-up restriction. If the employee terminates services during the vesting period, the employee will automatically forfeit the restricted shares that are not vested as of the date of termination of the services. As of June 30, 2026, the company has not issued these restricted shares to the employee. Since the employee was unable to achieve the agreed-upon annual sales performance target, we did not recognize any compensation expenses related to this grant as of June 30, 2026.

On October 16, 2025, five employees were granted 631,000 restricted ordinary shares. Pursuant to the award agreements, all of the shares were issued on October 16, 2025 and are subject to a six-month lock-up restriction. The restricted shares are subject to a five-year service period commencing on October 16, 2025. For the six months period ended June 30, 2026, the Company recorded US$184,883 compensation expense.

On December 15, 2025, an external consultant was granted 2,500,000 restricted ordinary shares in consideration for strategic advisory services. Pursuant to the service agreement, the Company shall issue 500,000 restricted ordinary shares per service year to the consultant as full consideration for the services provided in that year, and pre-issuing the consideration shares corresponding to each service year in advance of the start of the service year, with six-month lock-up restrictions. The grant is subject to a five-year service period commencing on December 15, 2025. On January 15, 2026, the first 500,000 shares for the first service year were issued. For the six months period ended June 30, 2026, the Company recorded US$492,500 compensation expense  .

The fair value of restricted shares granted was measured using the fair-value-based method in accordance with ASC 718, based on the closing price of the Company’s common stock on the date of grant, as these awards do not contain any market vesting conditions.

A summary of activities of the restricted shares for the six months ended June 30, 2026 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of December 31, 2025	4,489,726	2.81
Granted	—	—
Vested	(476,207)	2.92
Unvested as of June 30, 2026	4,013,519	2.80

Share-based compensation expenses of US$1,395,176 were recognized for the restricted shares during the six months ended June 30, 2026. As of June 30, 2026, there was unrecognized share-based compensation expenses of US$11,180,450 in relation to the restricted shares, which is expected to be recognized over a weighted average period of 4.13 years.

The allocation of total share-based compensation expenses is set forth as follows:

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
General and administrative expenses	628,500	1,257,016
Selling and marketing expenses	48,125	138,160
Total	676,625	1,395,176

Among which:
Share-based compensation expense for employee	—	229,283
Share-based compensation expense for non-employee	676,595	1,165,893